Derivatives - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Interest rate swaps	$ 12,379,000,000	$ 25,097,000,000
Invested assets supporting Modco	877,000,000	645,000,000
Loss reclassification from ACOI, estimated net amount to be transferred	0
Reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges	0	0
Reinsurance recoverables	(23,000,000)	874,000,000
Margin deposit assets	42,000,000	15,000,000
Derivative asset, collateral, obligation to return cash, offset	130,000,000	187,000,000
Securities received as collateral	89,000,000	262,000,000
Asset Pledged as Collateral | Cash Deposits
Derivative [Line Items]
Reinsurance recoverables	265,000,000	5,000,000
Asset Pledged as Collateral | Securities
Derivative [Line Items]
Reinsurance recoverables	58,000,000	106,000,000
Fair value securities
Derivative [Line Items]
Securities received as collateral	1,000,000	79,000,000
Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate swaps	12,129,000,000	24,847,000,000
Reinsurance recoverables	6,000,000	874,000,000
Interest rate swaps | Not Designated as Hedging Instrument
Derivative [Line Items]
Interest rate swaps	$ 0	$ 276,000,000